Other Income (Expense), Net (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Feb. 26, 2017	Nov. 27, 2016	Aug. 28, 2016	May 29, 2016	Feb. 28, 2016	Nov. 29, 2015	Aug. 30, 2015	May 31, 2015	Mar. 01, 2015	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Other Income and Expenses [Abstract]
Foreign exchange management gains (losses)	$ (10,244)				$ 3,736					$ 15,860	$ 34,106	$ (11,104)
Foreign currency transaction (losses) gains	9,676				(8,203)					(7,166)	(64,161)	(15,331)
Interest income	617				209					1,376	1,253	1,930
Investment income	353				708					976	697	562
Other	6				1,331					7,177	2,672	1,886
Total other income (expense), net	$ 408	$ 11,468	$ 4,679	$ 4,295	$ (2,219)	$ 1,272	$ (8,316)	$ 7,639	$ (26,028)	$ 18,223	$ (25,433)	$ (22,057)